Consolidated Statements of Income - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	CAD 13,041	CAD 12,037	CAD 12,611
Operating expenses
Labor and fringe benefits	2,221	2,119	2,406
Purchased services and material	1,769	1,592	1,729
Fuel	1,362	1,051	1,285
Depreciation and amortization	1,281	1,225	1,158
Equipment rents	418	375	373
Casualty and other	432	363	394
Total operating expenses	7,483	6,725	7,345
Operating income	5,558	5,312	5,266
Interest expense	(481)	(480)	(439)
Other income	12	95	47
Income before income taxes	5,089	4,927	4,874
Income tax recovery (expense)	395	(1,287)	(1,336)
Net income	CAD 5,484	CAD 3,640	CAD 3,538
Earnings per share
Basic (in dollars per share)	CAD 7.28	CAD 4.69	CAD 4.42
Diluted (in dollars per share)	CAD 7.24	CAD 4.67	CAD 4.39
Weighted-average number of shares
Basic (in shares)	753.6	776.0	800.7
Diluted (in shares)	757.3	779.2	805.1